UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Automobiles & Components – 1.3%
602,000	Ford Motor Co.(a)	$ 10,155,740
142,900	Johnson Controls, Inc.	5,930,350

		16,086,090

Banks – 3.3%
1,053,901	New York Community Bancorp, Inc.	15,924,440
484,900	Valley National Bancorp	4,824,755
509,300	Wells Fargo & Co.(a)	21,044,276

		41,793,471

Capital Goods – 7.5%
31,200	3M Co.	3,725,592
107,500	Caterpillar, Inc.	8,962,275
16,000	Cummins, Inc.	2,125,920
149,600	Eaton Corp. PLC	10,298,464
162,800	Emerson Electric Co.	10,533,160
7,700	GATX Corp.	365,904
1,195,850	General Electric Co.(a)(b)	28,568,857
25,300	Harsco Corp.	629,970
45,300	Honeywell International, Inc.	3,761,712
6,000	Hubbell, Inc. Class B	628,440
158,500	Lockheed Martin Corp.	20,216,675
22,800	The Boeing Co.(a)	2,679,000
17,500	United Technologies Corp.	1,886,850

		94,382,819

Commercial & Professional Services – 1.2%
16,000	Manpowergroup, Inc.	1,163,840
163,400	Pitney Bowes, Inc.	2,972,246
663,800	R.R. Donnelley & Sons Co.	10,488,040

		14,624,126

Consumer Durables & Apparel – 0.9%
89,600	Garmin Ltd.	4,049,024
101,900	Leggett & Platt, Inc.	3,072,285
156,000	PulteGroup, Inc.	2,574,000
11,600	Whirlpool Corp.	1,698,704

		11,394,013

Consumer Services – 3.2%
53,300	Darden Restaurants, Inc.	2,467,257
19,300	Las Vegas Sands Corp.	1,281,906
138,700	McDonald’s Corp.	13,344,327
8,000	Six Flags Entertainment Corp.	270,320
152,400	Starwood Hotels & Resorts Worldwide, Inc.	10,126,980
78,000	Wynn Resorts Ltd.	12,324,780

		39,815,570

Diversified Financials – 6.5%
30,700	Ameriprise Financial, Inc.	2,796,156
639,381	Bank of America Corp.	8,823,458
48,100	BlackRock, Inc.(a)	13,016,822
35,300	Capital One Financial Corp.	2,426,522
185,300	Citigroup, Inc.	8,988,903
40,400	CME Group, Inc.	2,984,752
215,000	Federated Investors, Inc. Class B	5,839,400
68,700	Invesco Ltd.	2,191,530
570,800	JPMorgan Chase & Co.	29,504,652
27,900	T. Rowe Price Group, Inc.	2,006,847

Shares	Description	Value
Common Stocks – (continued)
Diversified Financials – (continued)
103,600	The Bank of New York Mellon Corp.	$ 3,127,684
15,000	Waddell & Reed Financial, Inc. Class A	772,200

		82,478,926

Energy – 10.9%
196,200	Chevron Corp.(b)	23,838,300
316,400	ConocoPhillips	21,992,964
99,500	CVR Energy, Inc.	3,832,740
105,200	Ensco PLC Class A	5,654,500
278,000	Exxon Mobil Corp.(a)	23,919,120
30,800	Golar LNG Ltd.	1,160,236
223,200	Kinder Morgan, Inc.	7,939,224
155,700	Occidental Petroleum Corp.	14,564,178
80,500	Schlumberger Ltd.	7,112,980
197,700	Seadrill Ltd.	8,912,316
124,400	Spectra Energy Corp.	4,258,212
381,400	The Williams Companies, Inc.	13,867,704

		137,052,474

Food & Staples Retailing – 1.6%
82,200	Costco Wholesale Corp.(a)	9,462,864
181,500	CVS Caremark Corp.	10,300,125

		19,762,989

Food, Beverage & Tobacco – 5.2%
533,800	Altria Group, Inc.	18,336,030
27,500	Hillshire Brands Co.	845,350
169,500	Kellogg Co.	9,954,735
128,500	Kraft Foods Group, Inc.	6,738,540
144,000	PepsiCo, Inc.	11,448,000
62,600	Reynolds American, Inc.	3,053,628
410,200	The Coca-Cola Co.(a)	15,538,376

		65,914,659

Health Care Equipment & Services – 2.7%
108,800	Baxter International, Inc.	7,147,072
83,800	Cardinal Health, Inc.	4,370,170
58,700	Covidien PLC	3,577,178
229,100	Medtronic, Inc.	12,199,575
7,900	Omnicare, Inc.	438,450
6,500	Teleflex, Inc.	534,820
78,900	UnitedHealth Group, Inc.	5,650,029

		33,917,294

Household & Personal Products – 2.7%
29,800	Church & Dwight Co., Inc.	1,789,490
49,300	Kimberly-Clark Corp.	4,645,046
362,700	The Procter & Gamble Co.(a)	27,416,493

		33,851,029

Insurance – 4.4%
51,200	Aflac, Inc.(a)	3,173,888
105,000	American International Group, Inc.	5,106,150
3,000	Arthur J. Gallagher & Co.	130,950
204,000	Mercury General Corp.	9,855,240
137,000	MetLife, Inc.	6,432,150
929,900	Old Republic International Corp.(a)	14,320,460
174,000	Prudential Financial, Inc.(a)	13,568,520
59,200	StanCorp Financial Group, Inc.	3,257,184

		55,844,542

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Materials – 3.5%
47,400	E.I. du Pont de Nemours & Co.	$ 2,775,744
437,000	Freeport-McMoRan Copper & Gold, Inc.	14,455,960
115,600	International Paper Co.	5,178,880
94,100	LyondellBasell Industries NV Class A	6,890,943
13,300	Packaging Corp. of America	759,297
900	Rockwood Holdings, Inc.	60,210
23,900	Royal Gold, Inc.	1,162,974
349,301	The Dow Chemical Co.	13,413,147

		44,697,155

Media – 2.8%
279,900	Cablevision Systems Corp. Class A(a)	4,713,516
240,000	Comcast Corp. Class A	10,810,546
80,900	Regal Entertainment Group Class A	1,535,482
121,700	The Walt Disney Co.	7,848,433
199,500	Thomson Reuters Corp.	6,984,495
60,700	Time Warner, Inc.	3,994,667

		35,887,139

Pharmaceuticals, Biotechnology & Life Sciences – 9.3%
222,900	AbbVie, Inc.	9,970,317
62,300	Amgen, Inc.	6,973,862
12,000	Biogen Idec, Inc.*	2,889,120
145,200	Bristol-Myers Squibb Co.	6,719,856
25,800	Celgene Corp.*	3,971,394
339,700	Eli Lilly & Co.	17,097,101
154,200	Gilead Sciences, Inc.*	9,689,928
94,400	Johnson & Johnson	8,183,536
504,350	Merck & Co., Inc.	24,012,104
828,700	Pfizer, Inc.(a)	23,791,977
3,000	Pharmacyclics, Inc.*	415,260
9,000	Regeneron Pharmaceuticals, Inc.*	2,815,830

		116,530,285

Real Estate Investment Trust – 1.9%
41,400	American Tower Corp.	3,068,982
77,701	Duke Realty Corp.	1,199,707
16,600	Extra Space Storage, Inc.	759,450
5,900	General Growth Properties, Inc.	113,811
145,101	Prologis, Inc.	5,458,680
15,800	Simon Property Group, Inc.	2,342,034
57,101	Ventas, Inc.	3,511,706
32,600	Vornado Realty Trust	2,740,356
152,800	Weyerhaeuser Co.	4,374,664

		23,569,390

Retailing – 3.2%
21,100	Amazon.com, Inc.*	6,596,704
155,200	American Eagle Outfitters, Inc.	2,171,248
6,300	Groupon, Inc.*	70,623
60,000	L Brands, Inc.	3,666,000
123,300	Lowe’s Companies, Inc.	5,870,313
71,000	Macy’s, Inc.	3,072,170

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
27,300	Target Corp.	$ 1,746,654
231,800	The Home Depot, Inc.	17,582,030

		40,775,742

Semiconductors & Semiconductor Equipment – 3.3%
141,600	Analog Devices, Inc.	6,662,280
287,900	Applied Materials, Inc.	5,049,766
764,100	Intel Corp.	17,513,172
113,500	Maxim Integrated Products, Inc.	3,382,300
89,700	Microchip Technology, Inc.	3,614,013
139,900	Texas Instruments, Inc.	5,633,773

		41,855,304

Software & Services – 7.3%
120,900	Accenture PLC Class A	8,903,076
132,600	Automatic Data Processing, Inc.	9,597,588
140,600	CA, Inc.	4,171,602
221,700	Compuware Corp.	2,483,040
30,400	eBay, Inc.*	1,696,016
6,300	Facebook, Inc. Class A*	316,512
12,000	Google, Inc. Class A*	10,510,920
32,700	International Business Machines Corp.	6,055,386
26,100	Lender Processing Services, Inc.	868,347
4,100	LinkedIn Corp. Class A*	1,008,846
1,036,750	Microsoft Corp.(a)(b)	34,534,142
10,100	NetSuite, Inc.*	1,090,194
266,300	Paychex, Inc.	10,822,432

		92,058,101

Technology Hardware & Equipment – 6.2%
80,200	Apple, Inc.(a)(b)	38,235,350
974,400	Cisco Systems, Inc.	22,820,448
53,900	Diebold, Inc.	1,582,504
278,500	Hewlett-Packard Co.	5,842,930
39,300	Lexmark International, Inc. Class A	1,296,900
84,600	QUALCOMM, Inc.	5,698,656
69,800	Seagate Technology PLC	3,053,052

		78,529,840

Telecommunication Services – 3.4%
677,228	AT&T, Inc.(a)(b)	22,903,851
445,300	CenturyLink, Inc.	13,973,514
1,405,501	Frontier Communications Corp.	5,860,939

		42,738,304

Transportation – 1.4%
10,500	Con-way, Inc.	452,445
139,700	CSX Corp.	3,595,878
5,300	J.B. Hunt Transport Services, Inc.	386,529
42,300	Union Pacific Corp.	6,570,882
67,500	United Parcel Service, Inc. Class B	6,167,475

		17,173,209

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – 4.1%
164,800	Ameren Corp.	$ 5,741,632
235,600	Duke Energy Corp.	15,733,368
49,600	Entergy Corp.	3,134,224
325,100	FirstEnergy Corp.	11,849,895
487,900	TECO Energy, Inc.	8,069,866
181,600	The Southern Co.	7,478,288
1,400	Vectren Corp.	46,690

		52,053,963

TOTAL INVESTMENTS – 97.8%		$1,232,786,434

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		27,006,117

NET ASSETS – 100.0%		$1,259,792,551

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-mini Index	398	December 2013	$33,318,570	$(309,062)

WRITTEN OPTIONS CONTRACTS — At September 30, 2013, the Fund had the following written options:

Call Options	Number of Contracts	Exercise Rate	Expiration Month	Value

S&P 500 Index	2,884	$1,730	December 2013	$(5,421,920)
(Premiums Received $9,456,636)

For the period ended September 30, 2013, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2012	3,101	$8,772,729

Contracts written	9,325	30,730,566
Contracts bought to close	(9,542)	(30,046,659)

Contracts Outstanding September 30, 2013	2,884	$9,456,636

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,156,312,971

Gross unrealized gain	108,972,584
Gross unrealized loss	(32,499,121)

Net unrealized security gain	$76,473,463

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Australia – 8.3%
112,388	ALS Ltd. (Commercial & Professional Services)	$ 1,100,928
413,064	AMP Ltd. (Insurance)	1,778,127
176,072	Bendigo and Adelaide Bank Ltd. (Banks)	1,647,409
115,063	BHP Billiton Ltd. (Materials)	3,828,458
69,172	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	792,171
22,054	Commonwealth Bank of Australia (Banks)	1,465,712
737,328	Dexus Property Group (REIT)	690,208
157,650	Federation Centres Ltd. (REIT)	336,220
246,309	GPT Group (REIT)	799,164
25,529	Iluka Resources Ltd. (Materials)	273,779
653,035	Incitec Pivot Ltd. (Materials)	1,639,651
1,131,767	Metcash Ltd. (Food & Staples Retailing)	3,381,362
136,329	National Australia Bank Ltd. (Banks)	4,368,142
25,274	Orica Ltd. (Materials)	473,544
14,206	Origin Energy Ltd. (Energy)	187,064
6,016	Rio Tinto Ltd. (Materials)	348,229
564,122	Tabcorp Holdings Ltd. (Consumer Services)	1,726,975
345,470	Tatts Group Ltd. (Consumer Services)	999,256
167,811	Toll Holdings Ltd. (Transportation)	914,053
113,416	Westpac Banking Corp. (Banks)	3,466,768
100,727	Woodside Petroleum Ltd. (Energy)	3,604,375

		33,821,595

Belgium – 1.9%
29,823	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)(a)	2,958,374
106,121	Belgacom SA (Telecommunication Services)	2,822,498
39,973	Telenet Group Holding NV (Media)	1,990,321

		7,771,193

Bermuda – 1.1%
101,288	Seadrill Ltd. (Energy)	4,549,167

China – 0.1%
33,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	150,454
379,000	Yangzijiang Shipbuilding Holdings Ltd. Class H (Capital Goods)	331,156

		481,610

Denmark – 0.1%
349	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	59,108
4,753	Tryg A/S (Insurance)	437,852

		496,960

Shares	Description	Value
Common Stocks – (continued)
Finland – 1.9%
54,361	Metso Oyj (Capital Goods)(a)	$ 2,136,377
218,170	Nokia Oyj (Technology Hardware & Equipment)*	1,427,251
114,949	Orion Oyj Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,900,561
95,758	UPM-Kymmene Oyj (Materials)	1,324,927

		7,789,116

France – 8.3%
15,406	AXA SA (Insurance)	357,555
12,260	BNP Paribas SA (Banks)	829,321
35,180	Bouygues SA (Capital Goods)	1,287,743
10,253	Cap Gemini SA (Software & Services)	609,735
4,924	Casino Guichard Perrachon SA (Food & Staples Retailing)	507,572
38,286	CNP Assurances (Insurance)	689,965
6,847	Compagnie de Saint-Gobain (Capital Goods)	339,833
12,703	Danone SA (Food, Beverage & Tobacco)	956,456
3,814	Edenred (Commercial & Professional Services)	123,911
5,124	Essilor International SA (Health Care Equipment & Services)	551,088
125,236	GDF Suez (Utilities)	3,139,138
11,273	Imerys SA (Materials)	787,096
9,504	Lafarge SA (Materials)	663,155
13,410	L’Oreal SA (Household & Personal Products)(a)	2,301,792
8,154	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	1,606,871
217,745	Orange SA (Telecommunication Services)(a)	2,726,513
7,175	Pernod-Ricard SA (Food, Beverage & Tobacco)	890,961
89,376	Rexel SA (Capital Goods)	2,273,906
13,851	Safran SA (Capital Goods)	853,092
60,491	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	6,126,340
7,280	Societe Generale SA (Banks)	362,684
14,062	Total SA (Energy)	815,073
3,504	Unibail-Rodamco SE (REIT)	869,303
33,922	Vinci SA (Capital Goods)	1,974,818
86,543	Vivendi SA (Telecommunication Services)(a)	1,990,771

		33,634,692

Germany – 7.2%
40,307	BASF SE (Materials)	3,865,456

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
4,185	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	$ 493,541
11,961	Bayerische Motoren Werke AG (Automobiles & Components)	1,286,335
54,401	Daimler AG (Registered) (Automobiles & Components)(a)	4,241,646
60,099	Deutsche Post AG (Registered) (Transportation)	1,993,366
195,465	Deutsche Telekom AG (Registered) (Telecommunication Services)(a)	2,830,984
38,756	E.ON SE (Utilities)	689,678
14,679	Hugo Boss AG (Consumer Durables & Apparel)	1,898,392
28,637	K+S AG (Registered) (Materials)	740,302
62,134	ProSiebenSat.1 Media AG (Registered) (Media)(a)	2,640,754
122,773	RWE AG (Utilities)(a)	4,177,294
25,825	SAP AG (Software & Services)	1,909,889
16,501	Siemens AG (Registered) (Capital Goods)(a)	1,989,992
6,493	Suedzucker AG (Food, Beverage & Tobacco)	191,186
31,819	Telefonica Deutschland Holding AG (Telecommunication Services)	251,144

		29,199,959

Hong Kong – 2.9%
70,400	AIA Group Ltd. (Insurance)	331,272
385,500	BOC Hong Kong Holdings Ltd. (Banks)	1,238,607
52,000	Cathay Pacific Airways Ltd. (Transportation)	102,003
35,000	Cheung Kong Holdings Ltd. (Real Estate)	532,816
30,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	208,077
75,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	527,027
112,000	Hang Lung Properties Ltd. (Real Estate)	381,368
64,400	Hang Seng Bank Ltd. (Banks)	1,050,251
154,000	Henderson Land Development Co. Ltd. (Real Estate)	950,204
168,100	Hong Kong & China Gas Co. Ltd. (Utilities)	404,650
47,200	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	757,283
27,000	Hysan Development Co. Ltd. (Real Estate)	120,541
214,000	Li & Fung Ltd. (Consumer Durables & Apparel)	311,714

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
58,000	MGM China Holdings Ltd. (Consumer Services)	$ 192,903
92,000	MTR Corp. Ltd. (Transportation)	364,257
133,302	New World Development Co. Ltd. (Real Estate)	200,339
12,500	Orient Overseas International Ltd. (Transportation)	73,498
115,500	Power Assets Holdings Ltd. (Utilities)	1,034,089
242,400	Sands China Ltd. (Consumer Services)	1,500,581
155,261	Sino Land Co. Ltd. (Real Estate)	228,744
58,200	Swire Properties Ltd. (Real Estate)	163,420
112,000	Wharf Holdings Ltd. (Real Estate)	970,465

		11,644,109

Israel – 0.8%
89,627	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	164,763
217,852	Israel Chemicals Ltd. (Materials)	1,839,615
1,846	Mellanox Technologies Ltd. (Semiconductors & Semiconductor Equipment)*	70,074
27,005	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,020,249

		3,094,701

Italy – 2.8%
223,832	Atlantia SpA (Transportation)(a)	4,557,863
139,829	Enel SpA (Utilities)	536,908
215,912	Eni SpA (Energy)	4,963,423
31,856	Fiat SpA (Automobiles & Components)*	254,218
82,753	Finmeccanica SpA (Capital Goods)*	495,416
538,083	Telecom Italia SpA (Telecommunication Services)	357,597

		11,165,425

Japan – 21.1%
29,700	Advantest Corp. (Semiconductors & Semiconductor Equipment)	344,694
8,600	AEON Financial Service Co. Ltd. (Diversified Financials)	270,891
8,300	Aisin Seiki Co. Ltd. (Automobiles & Components)	355,830
220,000	Aozora Bank Ltd. (Banks)	653,347
159,000	Asahi Glass Co. Ltd. (Capital Goods)	987,896
46,400	Bridgestone Corp. (Automobiles & Components)	1,700,489

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
115,600	Canon, Inc. (Technology Hardware & Equipment)	$ 3,701,435
19,200	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	178,255
18,200	Chubu Electric Power Co., Inc. (Utilities)	250,000
61,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	646,735
37,000	Daihatsu Motor Co. Ltd. (Automobiles & Components)	719,043
13,200	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	239,731
13,500	Daito Trust Construction Co. Ltd. (Real Estate)	1,350,989
111,000	Daiwa Securities Group, Inc. (Diversified Financials)	1,001,737
28,700	Denso Corp. (Automobiles & Components)	1,346,657
41,100	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,672,648
4,200	FANUC Corp. (Capital Goods)	696,054
1,900	Fast Retailing Co. Ltd. (Retailing)	716,587
24,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	668,775
48,000	Fujitsu Ltd. (Software & Services)*	179,675
61,000	Fukuoka Financial Group, Inc. (Banks)	276,208
70,000	Furukawa Electric Co. Ltd. (Capital Goods)	161,905
20,000	Hino Motors Ltd. (Capital Goods)	296,409
54,000	Hitachi Ltd. (Technology Hardware & Equipment)	357,817
58,600	Honda Motor Co. Ltd. (Automobiles & Components)	2,239,856
63,200	Hoya Corp. (Technology Hardware & Equipment)	1,494,978
20,000	Hulic Co. Ltd. (Real Estate)	300,673
91,000	IHI Corp. (Capital Goods)	384,805
37,000	Isuzu Motors Ltd. (Automobiles & Components)	245,271
191,300	ITOCHU Corp. (Capital Goods)	2,356,661
41,000	J. Front Retailing Co. Ltd. (Retailing)	333,026
23,600	Japan Airlines Co. Ltd. (Transportation)	1,430,018
13,500	Japan Exchange Group, Inc. (Diversified Financials)	300,182
47,100	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,697,944
21,800	JFE Holdings, Inc. (Materials)	568,395
3,000	JGC Corp. (Capital Goods)	108,614
86,700	JX Holdings, Inc. (Energy)	450,579

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
18,500	Kao Corp. (Household & Personal Products)	$ 577,733
38,000	Kawasaki Heavy Industries Ltd. (Capital Goods)	165,484
7,100	KDDI Corp. (Telecommunication Services)	364,869
39,000	Kintetsu Corp. (Transportation)	145,616
20,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	292,003
38,300	Komatsu Ltd. (Capital Goods)	956,312
10,000	Kubota Corp. (Capital Goods)	145,341
18,000	Kuraray Co. Ltd. (Materials)	216,350
43,400	Kyushu Electric Power Co., Inc. (Utilities)*	620,983
1,700	Lawson, Inc. (Food & Staples Retailing)	133,288
8,100	Makita Corp. (Capital Goods)	471,932
20,000	Marubeni Corp. (Capital Goods)	158,168
22,000	Marui Group Co. Ltd. (Retailing)	206,708
8,500	Maruichi Steel Tube Ltd. (Materials)	211,510
1,800	Miraca Holdings, Inc. (Health Care Equipment & Services)	80,446
38,000	Mitsubishi Chemical Holdings Corp. (Materials)	178,059
58,900	Mitsubishi Corp. (Capital Goods)	1,195,895
74,000	Mitsubishi Electric Corp. (Capital Goods)	780,841
36,000	Mitsubishi Estate Co. Ltd. (Real Estate)	1,066,886
50,000	Mitsubishi Heavy Industries Ltd. (Capital Goods)	288,338
305,400	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,958,945
24,800	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	131,840
139,200	Mitsui & Co. Ltd. (Capital Goods)	2,029,805
41,000	Mitsui Chemicals, Inc. (Materials)	112,813
41,000	Mitsui Fudosan Co. Ltd. (Real Estate)	1,384,545
609,000	Mizuho Financial Group, Inc. (Banks)	1,323,937
12,000	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	919,250
7,600	Nabtesco Corp. (Capital Goods)	185,745
39,000	NEC Corp. (Technology Hardware & Equipment)	90,607
9,800	Nikon Corp. (Consumer Durables & Apparel)	171,783
1,600	Nintendo Co. Ltd. (Software & Services)	181,223
45	Nippon Building Fund, Inc. (REIT)	558,341

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
14,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	$ 75,182
34,500	Nippon Steel & Sumitomo Metal Corp. (Materials)	117,508
368,000	Nippon Yusen Kabushiki Kaisha (Transportation)	1,167,020
117,000	Nissan Motor Co. Ltd. (Automobiles & Components)	1,180,849
9,900	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	100,068
7,300	Nitto Denko Corp. (Materials)	476,061
7,500	NKSJ Holdings, Inc. (Insurance)	193,468
62,600	Nomura Holdings, Inc. (Diversified Financials)	489,640
162,000	NTT DoCoMo, Inc. (Telecommunication Services)	2,625,072
14,900	NTT Urban Development Corp. (Real Estate)	196,447
24,200	Oracle Corp. Japan (Software & Services)	902,783
8,300	Rakuten, Inc. (Retailing)	125,990
209,000	Resona Holdings, Inc. (Banks)	1,073,008
79,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	915,407
9,300	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	383,502
41,500	Sankyo Co. Ltd. (Consumer Durables & Apparel)	2,029,261
1,700	Sanrio Co. Ltd. (Retailing)	104,786
14,600	SBI Holdings, Inc. (Diversified Financials)	189,487
13,200	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	380,881
21,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	214,203
104,000	Sekisui House Ltd. (Consumer Durables & Apparel)	1,402,907
4,100	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	150,306
133,900	Seven Bank Ltd. (Banks)	448,550
7,400	Shin-Etsu Chemical Co. Ltd. (Materials)	454,035
59,800	Shiseido Co. Ltd. (Household & Personal Products)	1,077,084
15,200	Showa Shell Sekiyu KK (Energy)	170,284
16,700	Softbank Corp. (Telecommunication Services)	1,159,773
280,000	Sumitomo Chemical Co. Ltd. (Materials)	1,071,415
128,800	Sumitomo Corp. (Capital Goods)	1,740,820
12,000	Sumitomo Metal Mining Co. Ltd. (Materials)	170,523
61,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,958,795

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
281,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	$ 1,396,589
23,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	1,096,236
9,000	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	139,305
2,400	Sysmex Corp. (Health Care Equipment & Services)	153,480
18,000	Taiheiyo Cement Corp. (Materials)	78,712
18,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	892,648
5,600	Terumo Corp. (Health Care Equipment & Services)	288,290
29,000	The Bank of Yokohama Ltd. (Banks)	166,318
99,500	The Kansai Electric Power Co., Inc. (Utilities)*	1,279,977
8,000	The Yokohama Rubber Co. Ltd. (Automobiles & Components)	79,234
55,300	Tohoku Electric Power Co., Inc. (Utilities)*	681,215
84,000	Tokyu Corp. (Transportation)	600,344
28,000	Tokyu Land Corp. (Real Estate)	290,361
86,000	TonenGeneral Sekiyu KK (Energy)	795,489
51,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	412,178
248,000	Toshiba Corp. (Capital Goods)	1,117,664
4,200	Toyoda Gosei Co. Ltd. (Automobiles & Components)	103,834
2,200	Toyota Industries Corp. (Automobiles & Components)	95,260
47,800	Toyota Motor Corp. (Automobiles & Components)	3,065,775
47,200	USS Co. Ltd. (Retailing)	683,423
4,300	West Japan Railway Co. (Transportation)	184,361

		85,336,213

Luxembourg – 0.1%
44,379	ArcelorMittal (Materials)	608,464

Netherlands – 3.2%
8,538	Akzo Nobel NV (Materials)	560,952
124,496	Delta Lloyd NV (Insurance)	2,651,817
4,805	Koninklijke Boskalis Westminster NV (Capital Goods)	212,979
1,645	Koninklijke DSM NV (Materials)	124,093
13,488	Koninklijke Philips NV (Capital Goods)	435,137
110,353	Royal Dutch Shell PLC Class A (Energy)(a)	3,634,621

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
69,498	Royal Dutch Shell PLC Class B (Energy)	$ 2,397,877
78,172	Unilever NV CVA (Food, Beverage & Tobacco)(a)	2,983,566

		13,001,042

Norway – 0.7%
148,333	Gjensidige Forsikring ASA (Insurance)	2,239,166
66,673	Orkla ASA (Food, Beverage & Tobacco)	485,712

		2,724,878

Singapore – 0.5%
547,000	CapitaCommercial Trust (REIT)	631,542
21,000	City Developments Ltd. (Real Estate)	172,128
254,000	Genting Singapore PLC (Consumer Services)	291,213
63,000	Global Logistic Properties Ltd. (Real Estate)	145,027
183,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	75,892
10,000	Singapore Airlines Ltd. (Transportation)	83,270
10,000	Singapore Exchange Ltd. (Diversified Financials)	57,925
17,000	United Overseas Bank Ltd. (Banks)	280,413
62,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	156,726

		1,894,136

Spain – 4.0%
44,407	ACS Actividades de Construccion y Servicios SA (Capital Goods)	1,414,082
492,254	Banco Bilbao Vizcaya Argentaria SA (Banks)(a)	5,504,585
1,128,454	Banco Santander SA (Banks)(a)	9,200,436

		16,119,103

Sweden – 4.3%
42,664	Boliden AB (Materials)	638,769
125,082	Hennes & Mauritz AB Class B (Retailing)	5,434,373
318,727	Ratos AB Class B (Diversified Financials)	2,966,703
23,449	Sandvik AB (Capital Goods)	323,878
42,780	Securitas AB Class B (Commercial & Professional Services)	488,497
63,594	Skanska AB Class B (Capital Goods)	1,223,951
8,910	SKF AB Class B (Capital Goods)	248,009
3,967	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	99,965
207,530	Swedbank AB Class A (Banks)	4,833,979

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
65,661	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	$ 874,522
15,913	Volvo AB Class B (Capital Goods)	238,454

		17,371,100

Switzerland – 9.0%
16,344	ABB Ltd. (Registered) (Capital Goods)*	386,034
506	Banque Cantonale Vaudoise (Registered) (Banks)	278,532
13,699	Cie Financiere Richemont SA (Registered) (Consumer Durables & Apparel)	1,372,583
130,045	Credit Suisse Group AG (Registered) (Diversified Financials)*	3,977,027
659	EMS-Chemie Holding AG (Registered) (Materials)	233,197
240	Givaudan SA (Registered) (Materials)*	350,779
74,351	Glencore Xstrata PLC (Materials)*	404,863
9,330	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	764,141
86,779	Nestle SA (Registered) (Food, Beverage & Tobacco)(a)	6,051,457
61,940	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	4,764,312
34,969	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	9,437,202
191,753	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	1,769,654
2,853	Syngenta AG (Registered) (Materials)	1,166,041
20,819	Zurich Insurance Group AG (Insurance)*	5,366,906

		36,322,728

United Kingdom – 19.3%
26,347	Anglo American PLC (Materials)	646,945
46,156	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	738,772
131,312	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	6,826,261
57,774	Aviva PLC (Insurance)	370,829
504,363	BAE Systems PLC (Capital Goods)	3,706,977
325,274	Barclays PLC (Banks)	1,390,116
73,753	BHP Billiton PLC (Materials)	2,169,541

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
246,152	BP PLC ADR (Energy)(a)(b)	$ 10,345,769
17,507	British American Tobacco PLC (Food, Beverage & Tobacco)	921,381
44,418	British Land Co. PLC (REIT)	414,940
86,405	Capita PLC (Commercial & Professional Services)	1,392,707
93,890	Compass Group PLC (Consumer Services)	1,291,549
47,423	Diageo PLC (Food, Beverage & Tobacco)	1,507,455
253,718	G4S PLC (Commercial & Professional Services)	1,045,171
20,965	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,051,814
730,189	HSBC Holdings PLC (Banks)(a)	7,903,094
422,127	ICAP PLC (Diversified Financials)	2,554,492
109,211	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	4,037,261
50,056	Inmarsat PLC (Telecommunication Services)	574,156
330,340	Melrose Industries PLC (Capital Goods)	1,603,806
33,103	Pearson PLC (Media)	673,690
143,199	Persimmon PLC (Consumer Durables & Apparel)*	2,516,758
13,444	Reckitt Benckiser Group PLC (Household & Personal Products)	982,959
514,746	Resolution Ltd. (Insurance)	2,645,767
110,560	Rio Tinto PLC (Materials)(a)	5,396,767
9,279	SABMiller PLC (Food, Beverage & Tobacco)	471,952
27,557	Segro PLC (REIT)	138,221
76,993	SSE PLC (Utilities)	1,836,246
120,972	Standard Chartered PLC (Banks)	2,898,213
121,269	Unilever PLC (Food, Beverage & Tobacco)	4,714,972
154,528	Vodafone Group PLC ADR (Telecommunication Services)(a)(b)	5,436,295

		78,204,876

TOTAL COMMON STOCKS		$395,231,067

Preferred Stocks – 0.6%
Germany – 0.6%
25,290	Bayerische Motoren Werke AG (Automobiles & Components)(a)	$ 2,063,315
14,294	RWE AG (Utilities)	468,600

TOTAL PREFERRED STOCKS		$ 2,531,915

Units	Description	Expiration Month	Value
Rights* – 0.0%
Hong Kong – 0.0%
1,666	New World Development Co. Ltd. (Real Estate)	10/13	$ —

Spain – 0.0%
492,254	Banco Bilbao Vizcaya Argentaria SA (Banks)	10/13	67,261

TOTAL RIGHTS			$ 67,261

TOTAL INVESTMENTS – 98.2%			$397,830,243

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%			7,280,205

NET ASSETS – 100.0%			$405,110,448

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	163	December 2013	$6,348,614	$(56,950)
FTSE 100 Index	28	December 2013	2,914,441	(41,968)
TSE TOPIX Index	23	December 2013	2,799,685	(13,714)

TOTAL				$(112,632)

WRITTEN OPTIONS CONTRACTS — At September 30, 2013, the Fund had the following written options:

Call Options	Number of Contracts	Exercise Rate	Expiration Month	Value

EURO STOXX 50 Index	1,883	EUR 3,000	December 2013	$(1,054,630)
FTSE 100 Index	356	GBP 6,700	December 2013	(311,217)
Nikkei-225 Stock Average	263	JPY 14,750	December 2013	(1,324,432)

Total (Premiums Received $3,249,322)	2,502			$(2,690,279)

For the period ended September 30, 2013, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2012	2,755	$3,138,291

Contracts written	8,856	10,534,908
Contracts expired	(3,104)	(1,912,811)
Contracts bought to close	(6,005)	(8,511,066)

Contracts Outstanding September 30, 2013	2,502	$3,249,322

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$408,190,192

Gross unrealized gain	20,452,651
Gross unrealized loss	(30,812,600)

Net unrealized security loss	$(10,359,949)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 96.4%
Automobiles & Components – 1.3%
29,340	BorgWarner, Inc.	$ 2,974,783
16,019	General Motors Co.*	576,203
92,927	Gentex Corp.	2,378,002

		5,928,988

Banks – 3.2%
32,755	Capitol Federal Financial, Inc.	407,145
7,860	Hancock Holding Co.	246,647
2,190	M&T Bank Corp.	245,105
63,147	Ocwen Financial Corp.*	3,521,708
64,124	The PNC Financial Services Group, Inc.	4,645,784
15,761	U.S. Bancorp	576,537
116,732	Wells Fargo & Co.	4,823,366

		14,466,292

Capital Goods – 8.7%
8,748	AGCO Corp.	528,554
31,608	Alliant Techsystems, Inc.	3,083,676
2,900	Danaher Corp.	201,028
12,445	DigitalGlobe, Inc.*	393,511
20,780	Donaldson Co., Inc.	792,341
168,234	General Electric Co.	4,019,110
9,481	Honeywell International, Inc.	787,302
3,718	Hyster-Yale Materials Handling, Inc.	333,393
62,899	Illinois Tool Works, Inc.	4,797,307
1,627	L-3 Communications Holdings, Inc.	153,682
29,272	Lockheed Martin Corp.	3,733,644
64,168	Raytheon Co.	4,945,428
37,020	Spirit Aerosystems Holdings, Inc. Class A*	897,365
9,368	TAL International Group, Inc.(a)	437,767
23,061	Taser International, Inc.*	343,840
57,915	The Boeing Co.	6,805,012
6,527	Trex Co., Inc.*	323,282
18,029	United Technologies Corp.	1,943,887
26,059	WABCO Holdings, Inc.*	2,195,731
23,184	Watsco, Inc.	2,185,556

		38,901,416

Commercial & Professional Services – 0.6%
2,261	Barrett Business Services, Inc.	152,188
9,909	Kforce, Inc.	175,290
17,718	Manpowergroup, Inc.	1,288,807
65,378	Steelcase, Inc. Class A	1,086,583

		2,702,868

Consumer Durables & Apparel – 3.3%
3,573	Arctic Cat, Inc.	203,840
9,843	Columbia Sportswear Co.	592,844
107,558	Garmin Ltd.(a)	4,860,546
3,479	Harman International Industries, Inc.	230,414
33,386	Hasbro, Inc.(a)	1,573,816
81,901	NIKE, Inc. Class B	5,949,289
49,496	PulteGroup, Inc.	816,684
6,113	Sturm, Ruger & Co., Inc.(a)	382,857

		14,610,290

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – 3.6%
22,823	Bally Technologies, Inc.*	$ 1,644,625
38,746	Boyd Gaming Corp.*	548,256
107,352	Carnival Corp.	3,503,969
24,309	Las Vegas Sands Corp.	1,614,604
6,048	Marriott International, Inc. Class A	254,379
6,393	Multimedia Games Holding Co., Inc.*	220,878
12,296	Papa John’s International, Inc.	859,244
17,760	Starbucks Corp.	1,366,987
5,310	Wyndham Worldwide Corp.	323,751
28,498	Wynn Resorts Ltd.	4,502,969
14,874	Yum! Brands, Inc.	1,061,855

		15,901,517

Diversified Financials – 4.9%
12,435	Ameriprise Financial, Inc.	1,132,580
28,423	BGC Partners, Inc. Class A	160,590
21,640	Capital One Financial Corp.	1,487,534
11,654	Cash America International, Inc.	527,693
14,465	CBOE Holdings, Inc.	654,252
68,745	Citigroup, Inc.	3,334,820
10,234	Cohen & Steers, Inc.(a)	361,362
29,252	FXCM, Inc. Class A	577,727
7,271	Greenhill & Co., Inc.	362,677
8,745	Investment Technology Group, Inc.*	137,471
153,495	JPMorgan Chase & Co.	7,934,157
13,021	Leucadia National Corp.	354,692
13,256	Morgan Stanley	357,249
11,360	PHH Corp.*	269,686
163,531	TD Ameritrade Holding Corp.	4,281,242

		21,933,732

Energy – 6.4%
18,486	Baker Hughes, Inc.	907,663
47,903	Chevron Corp.	5,820,214
70,833	ConocoPhillips	4,923,602
3,223	Core Laboratories NV	545,364
3,857	EOG Resources, Inc.	652,913
6,150	Exterran Holdings, Inc.*	169,556
37,803	Exxon Mobil Corp.	3,252,570
40,501	Green Plains Renewable Energy, Inc.	650,041
5,681	Helmerich & Payne, Inc.	391,705
42,992	Hess Corp.	3,325,001
44,514	Marathon Petroleum Corp.	2,863,140
2,426	Occidental Petroleum Corp.	226,928
38,803	Phillips 66	2,243,589
16,411	Rowan Companies PLC Class A*	602,612
20,542	Western Refining, Inc.	617,082
78,632	WPX Energy, Inc.*	1,514,452

		28,706,432

Food & Staples Retailing – 0.9%
1,972	Costco Wholesale Corp.	227,017
48,060	CVS Caremark Corp.	2,727,405
31,304	Safeway, Inc.	1,001,415

		3,955,837

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – 5.2%
173,932	Altria Group, Inc.	$ 5,974,564
67,825	Archer-Daniels-Midland Co.	2,498,673
26,445	Bunge Ltd.	2,007,440
15,795	Fresh Del Monte Produce, Inc.	468,796
3,718	Green Mountain Coffee Roasters, Inc.*	280,077
19,866	Lancaster Colony Corp.	1,555,309
21,314	Mead Johnson Nutrition Co.	1,582,778
254,314	Pilgrim’s Pride Corp.*	4,269,932
54,013	Sanderson Farms, Inc.	3,523,808
12,845	The Hershey Co.	1,188,162

		23,349,539

Health Care Equipment & Services – 5.6%
93,269	Abbott Laboratories	3,095,598
12,250	Becton, Dickinson and Co.	1,225,245
179,530	Boston Scientific Corp.*	2,107,682
9,739	DENTSPLY International, Inc.	422,770
58,282	Edwards Lifesciences Corp.*	4,058,176
40,114	McKesson Corp.	5,146,626
33,571	Medtronic, Inc.	1,787,656
75,971	St. Jude Medical, Inc.	4,075,085
40,199	Varian Medical Systems, Inc.*	3,004,071

		24,922,909

Household & Personal Products – 1.8%
20,503	Kimberly-Clark Corp.	1,931,792
34,866	Nu Skin Enterprises, Inc. Class A	3,338,071
8,185	The Procter & Gamble Co.	618,704
26,654	USANA Health Sciences, Inc.*	2,313,301

		8,201,868

Insurance – 3.3%
22,280	Aflac, Inc.	1,381,137
6,245	Amtrust Financial Services, Inc.	243,930
58,457	Berkshire Hathaway, Inc. Class B*	6,635,454
17,026	Marsh & McLennan Companies, Inc.	741,482
12,012	MetLife, Inc.	563,964
64,085	Prudential Financial, Inc.	4,997,348
10,305	Unum Group	313,684

		14,876,999

Materials – 3.8%
2,180	AEP Industries, Inc.*	161,996
16,549	Allegheny Technologies, Inc.	505,075
23,744	Globe Specialty Metals, Inc.	365,895
66,105	LyondellBasell Industries NV Class A	4,840,869
14,360	Minerals Technologies, Inc.	708,953
15,623	Olin Corp.	360,423
6,258	Packaging Corp. of America	357,269
30,577	PPG Industries, Inc.	5,108,194
47,629	Reliance Steel & Aluminum Co.	3,489,777
13,260	Schnitzer Steel Industries, Inc. Class A	365,180
3,465	Schweitzer-Mauduit International, Inc.	209,736
1,597	Sigma-Aldrich Corp.	136,224
25,080	SunCoke Energy, Inc.*	426,360

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
770	The Sherwin-Williams Co.	$ 140,279

		17,176,230

Media – 2.2%
74,301	DIRECTV*	4,439,485
14,898	Regal Entertainment Group Class A(a)	282,764
62,130	Viacom, Inc. Class B	5,192,825

		9,915,074

Pharmaceuticals, Biotechnology & Life Sciences – 10.0%
77,032	AbbVie, Inc.	3,445,641
28,864	Alexion Pharmaceuticals, Inc.*	3,352,842
20,670	Amgen, Inc.	2,313,800
16,914	Biogen Idec, Inc.*	4,072,215
48,696	Cambrex Corp.*	642,787
6,785	Celgene Corp.*	1,044,415
8,509	Genomic Health, Inc.*(a)	260,205
4,028	Gilead Sciences, Inc.*	253,120
108,370	Johnson & Johnson	9,394,595
20,007	Life Technologies Corp.*	1,497,124
26,155	Merck & Co., Inc.	1,245,240
31,704	PDL BioPharma, Inc.(a)	252,681
308,068	Pfizer, Inc.	8,844,632
16,654	Pharmacyclics, Inc.*	2,305,247
14,856	Questcor Pharmaceuticals, Inc.	861,648
6,353	Santarus, Inc.*	143,387
31,212	Vertex Pharmaceuticals, Inc.*	2,366,494
98,272	Warner Chilcott PLC Class A	2,245,515

		44,541,588

Real Estate – 2.7%
53,031	American Tower Corp. (REIT)	3,931,188
41,224	CBRE Group, Inc. Class A*	953,511
28,074	Extra Space Storage, Inc. (REIT)	1,284,386
1,304	Public Storage (REIT)	209,357
41,632	Rayonier, Inc. (REIT)	2,316,821
75,363	Realogy Holdings Corp.*	3,242,327
5,086	The Geo Group, Inc. (REIT)	169,160

		12,106,750

Retailing – 5.8%
8,980	AutoZone, Inc.*	3,796,115
57,273	GameStop Corp. Class A	2,843,585
7,937	Group 1 Automotive, Inc.	616,546
24,525	Guess?, Inc.	732,071
9,840	L Brands, Inc.	601,224
178,063	Liberty Interactive Corp. Series A*	4,179,139
16,726	Lowe’s Companies, Inc.	796,325
5,167	Lumber Liquidators Holdings, Inc.*	551,061
37,334	O’Reilly Automotive, Inc.*	4,763,445
5,633	Priceline.com, Inc.*	5,694,681
19,888	Target Corp.	1,272,434
2,503	TripAdvisor, Inc.*	189,828

		26,036,454

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 2.8%
18,548	Advanced Energy Industries, Inc.*	$ 324,961
181,233	Broadcom Corp. Class A	4,713,870
31,784	Intel Corp.	728,489
46,823	Lam Research Corp.*	2,396,870
78,494	Maxim Integrated Products, Inc.	2,339,121
19,156	Rambus, Inc.*	180,067
78,832	SunPower Corp.*(a)	2,062,245

		12,745,623

Software & Services – 10.3%
89,702	Activision Blizzard, Inc.	1,495,332
25,774	Aspen Technology, Inc.*	890,492
9,155	Constant Contact, Inc.*	216,882
111,076	eBay, Inc.*	6,196,930
18,780	Electronic Arts, Inc.*	479,829
3,803	Euronet Worldwide, Inc.*	151,359
11,331	Google, Inc. Class A*	9,924,936
7,365	IAC/InterActiveCorp	402,645
6,061	Lender Processing Services, Inc.	201,649
7,387	ManTech International Corp. Class A	212,450
9,231	Mastercard, Inc. Class A	6,210,432
36,898	Mentor Graphics Corp.	862,306
81,304	Microsoft Corp.(b)	2,708,236
212,944	Oracle Corp.	7,063,353
17,420	Pandora Media, Inc.*(a)	437,765
10,026	Shutterstock, Inc.*	729,091
7,659	TeleTech Holdings, Inc.*	192,164
14,390	Travelzoo, Inc.*	381,911
45,330	ValueClick, Inc.*	945,131
12,293	VeriSign, Inc.*	625,591
9,911	VistaPrint NV*(a)	560,170
11,116	VMware, Inc. Class A*	899,284
50,292	Zillow, Inc. Class A*	4,243,136

		46,031,074

Technology Hardware & Equipment – 5.1%
18,630	Apple, Inc.(b)	8,881,852
74,464	Benchmark Electronics, Inc.*	1,704,481
37,269	Ciena Corp.*	930,980
155,114	Corning, Inc.	2,263,113
34,310	Daktronics, Inc.	383,929
24,038	EchoStar Corp. Class A*	1,056,230
204,159	Flextronics International Ltd.*	1,855,805
6,000	FLIR Systems, Inc.	188,400
60,841	Hewlett-Packard Co.	1,276,444
31,075	Lexmark International, Inc. Class A	1,025,501
4,154	TE Connectivity Ltd.	215,057
17,200	Western Digital Corp.	1,090,480
170,320	Xerox Corp.	1,752,593

		22,624,865

Telecommunication Services – 1.5%
83,998	AT&T, Inc.(b)	2,840,813
34,810	CenturyLink, Inc.	1,092,311
41,726	Telephone & Data Systems, Inc.	1,233,003
19,974	United States Cellular Corp.	909,416
11,270	Verizon Communications, Inc.	525,858

		6,601,401

Shares	Description	Value
Common Stocks – (continued)
Transportation – 3.1%
3,276	Alaska Air Group, Inc.	$ 205,143
14,103	Allegiant Travel Co.	1,485,892
11,928	Arkansas Best Corp.	306,192
15,629	CSX Corp.	402,290
28,966	Delta Air Lines, Inc.	683,308
3,220	FedEx Corp.	367,434
51,198	Hertz Global Holdings, Inc.*	1,134,548
5,745	Saia, Inc.*	179,129
137,609	SkyWest, Inc.	1,998,083
30,565	Spirit Airlines, Inc.*	1,047,463
159,879	U.S. Airways Group, Inc.*	3,031,306
9,688	Union Pacific Corp.	1,504,934
16,477	United Parcel Service, Inc. Class B	1,505,503

		13,851,225

Utilities – 0.3%
9,873	American Water Works Co., Inc.	407,558
18,272	Pinnacle West Capital Corp.	1,000,209

		1,407,767

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		431,496,738

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 2.5%
Goldman Sachs Financial Square Money Market Fund – FST Shares
11,374,100	0.058%	$ 11,374,100

TOTAL INVESTMENTS – 98.9%		$442,870,838

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		4,896,149

NET ASSETS – 100.0%		$447,766,987

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(d)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	16	December 2013	$1,714,240	$5,625
S&P 500 E-mini Index	201	December 2013	16,826,715	(316,249)

TOTAL				$(310,624)

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$363,168,294

Gross unrealized gain	80,548,398
Gross unrealized loss	(845,854)

Net unrealized security gain	$79,702,544

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.0%
Australia – 10.4%
137,888	Amcor Ltd. (Materials)	$ 1,345,317
69,046	Arrium Ltd. (Materials)	78,814
64,507	Australia & New Zealand Banking Group Ltd. (Banks)	1,854,729
58,781	BHP Billiton Ltd. (Materials)	1,955,803
30,957	BlueScope Steel Ltd. (Materials)*	135,261
25,599	Charter Hall Group (REIT)	88,206
43,805	Commonwealth Bank of Australia (Banks)	2,911,287
138,334	Commonwealth Property Office Fund (REIT)	147,357
112,841	GPT Group (REIT)	366,119
51,811	Insurance Australia Group Ltd. (Insurance)	284,020
38,244	National Australia Bank Ltd. (Banks)	1,225,383
22,980	NIB Holdings Ltd. (Insurance)	46,549
38,948	Ramsay Health Care Ltd. (Health Care Equipment & Services)	1,315,520
22,865	Rio Tinto Ltd. (Materials)	1,323,514
22,374	Sonic Healthcare Ltd. (Health Care Equipment & Services)	337,950
333,752	Telstra Corp. Ltd. (Telecommunication Services)	1,548,675
47,420	Wesfarmers Ltd. (Food & Staples Retailing)	1,821,706
91,229	Westpac Banking Corp. (Banks)	2,788,582
36,764	Woolworths Ltd. (Food & Staples Retailing)	1,201,381

		20,776,173

Austria – 0.7%
27,569	OMV AG (Energy)	1,361,335

Belgium – 1.3%
6,916	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	686,052
7,327	Delhaize Group SA (Food & Staples Retailing)	461,774
28,206	KBC Groep NV (Banks)	1,387,785

		2,535,611

Bermuda – 0.2%
29,270	Catlin Group Ltd. (Insurance)	229,382
17,505	Hiscox Ltd. (Insurance)	183,735

		413,117

Denmark – 0.3%
9,877	GN Store Nord A/S (Health Care Equipment & Services)	207,982
1,720	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	291,307

		499,289

Finland – 0.1%
15,663	Ramirent Oyj (Capital Goods)	190,734

France – 12.0%
40,355	AXA SA (Insurance)	936,592
34,896	BNP Paribas SA (Banks)	2,360,522

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
985	Compagnie de Saint-Gobain (Capital Goods)	$ 48,888
26,635	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	2,953,869
134,669	Credit Agricole SA (Banks)*	1,484,951
10,557	Danone SA (Food, Beverage & Tobacco)	794,876
3,482	Fonciere Des Regions (REIT)	288,751
10,418	Gecina SA (REIT)	1,332,344
154	Hermes International (Consumer Durables & Apparel)	55,448
60,073	Legrand SA (Capital Goods)	3,333,864
13,214	MPI (Energy)	55,038
20,614	Natixis (Banks)	98,706
71,904	Peugeot SA (Automobiles & Components)*	1,182,698
24,447	Plastic Omnium SA (Automobiles & Components)	618,490
18,124	Renault SA (Automobiles & Components)	1,445,381
24,451	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	2,476,321
5,699	Schneider Electric SA (Capital Goods)	482,236
3,641	Societe Television Francaise 1 (Media)	63,408
4,921	Thales SA (Capital Goods)	270,443
29,981	Total SA (Energy)	1,737,784
34,300	Vinci SA (Capital Goods)	1,996,824

		24,017,434

Germany – 4.3%
6,330	Allianz SE (Registered) (Insurance)	995,889
6,307	BASF SE (Materials)	604,844
15,296	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,803,870
8,158	Continental AG (Automobiles & Components)	1,382,990
594	Daimler AG (Registered) (Automobiles & Components)	46,314
3,039	Deutsche Telekom AG (Registered) (Telecommunication Services)	44,015
22,764	Drillisch AG (Telecommunication Services)	548,563
47,591	Freenet AG (Telecommunication Services)*	1,149,784
706	Henkel AG & Co. KGaA (Household & Personal Products)	62,547
1,971	KUKA AG (Capital Goods)	85,466
5,007	OSRAM Licht AG (Capital Goods)*	235,048
8,569	ProSiebenSat.1 Media AG (Registered) (Media)	364,188
12,590	SAP AG (Software & Services)	931,094
8,620	United Internet AG (Registered) (Software & Services)	326,628

		8,581,240

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – 3.5%
168,000	AIA Group Ltd. (Insurance)	$ 790,536
81,500	BOC Hong Kong Holdings Ltd. (Banks)	261,859
27,000	CLP Holdings Ltd. (Utilities)	219,897
16,100	Hang Seng Bank Ltd. (Banks)	262,563
132,000	Hutchison Whampoa Ltd. (Capital Goods)	1,583,147
99,600	MGM China Holdings Ltd. (Consumer Services)	331,261
1,867,000	Noble Group Ltd. (Capital Goods)	1,385,995
243,000	SJM Holdings Ltd. (Consumer Services)	684,713
35,000	Swire Pacific Ltd. Class A (Real Estate)	419,843
52,000	Wharf Holdings Ltd. (Real Estate)	450,573
73,000	Wheelock & Co. Ltd. (Real Estate)	387,258
70,000	Wynn Macau Ltd. (Consumer Services)	239,274

		7,016,919

Israel – 0.0%
6,854	Mizrahi Tefahot Bank Ltd. (Banks)	75,465

Italy – 2.0%
6,149	ASTM SpA (Transportation)	75,771
7,330	De’Longhi SpA (Consumer Durables & Apparel)	112,256
27,209	Enel SpA (Utilities)	104,476
1,626	Exor SpA (Diversified Financials)	61,184
18,973	Gtech SpA (Consumer Services)	542,890
783,918	Intesa Sanpaolo SpA (Banks)	1,526,253
200,071	Iren SpA (Utilities)	244,277
131,653	Mediaset SpA (Media)*	534,160
135,322	UniCredit SpA (Banks)	864,143

		4,065,410

Japan – 22.9%
19,800	Accordia Golf Co. Ltd. (Consumer Services)	244,453
16,700	AEON Financial Service Co. Ltd. (Diversified Financials)	526,033
2,800	Aisin Seiki Co. Ltd. (Automobiles & Components)	120,039
2,500	Alfresa Holdings Corp. (Health Care Equipment & Services)	129,083
21,000	Amada Co. Ltd. (Capital Goods)	189,787
3,500	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	92,140
22,800	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	1,164,624
3,800	Central Japan Railway Co. (Transportation)	487,748
13,100	Chubu Electric Power Co., Inc. (Utilities)	179,945

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
23,900	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 491,483
21,900	Credit Saison Co. Ltd. (Diversified Financials)	596,371
33,000	Daihatsu Motor Co. Ltd. (Automobiles & Components)	641,309
70,000	Daiwa Securities Group, Inc. (Diversified Financials)	631,726
12,600	Dena Co. Ltd. (Software & Services)(a)	256,464
22,700	Denso Corp. (Automobiles & Components)	1,065,126
27,200	Electric Power Development Co. Ltd. (Utilities)	888,097
24,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	668,775
61,700	Fuji Media Holdings, Inc. (Media)	1,358,896
14,700	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	354,268
12,600	Heiwa Real Estate Co. Ltd. (Real Estate)	232,870
1,400	HIS Co. Ltd. (Consumer Services)	82,029
68,000	Hitachi Ltd. (Technology Hardware & Equipment)	450,585
6,600	Hokuriku Electric Power Co. (Utilities)	96,586
57,700	Honda Motor Co. Ltd. (Automobiles & Components)	2,205,456
11,000	IHI Corp. (Capital Goods)	46,515
151,000	Isuzu Motors Ltd. (Automobiles & Components)	1,000,970
16,300	Japan Airlines Co. Ltd. (Transportation)	987,682
3,500	Japan Petroleum Exploration Co. (Energy)	150,786
42,500	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,532,115
43,900	JFE Holdings, Inc. (Materials)	1,144,611
10,200	JTEKT Corp. (Capital Goods)	140,284
2,500	Kao Corp. (Household & Personal Products)	78,072
529,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	1,246,181
12,300	KDDI Corp. (Telecommunication Services)	632,097
42,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	613,207
15,000	Konica Minolta, Inc. (Technology Hardware & Equipment)	126,357
7,000	Kubota Corp. (Capital Goods)	101,738
17,800	Kyokuto Securities Co. Ltd. (Diversified Financials)	317,083
12,000	Mito Securities Co. Ltd. (Diversified Financials)	65,017
83,000	Mitsubishi Chemical Holdings Corp. (Materials)	388,919

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
3,000	Mitsubishi Corp. (Capital Goods)	$ 60,911
16,000	Mitsubishi Materials Corp. (Materials)	66,297
292,400	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,875,558
112,800	Mitsui & Co. Ltd. (Capital Goods)	1,644,842
311,000	Mitsui OSK Lines Ltd. (Transportation)*	1,408,787
204,600	Mizuho Financial Group, Inc. (Banks)	444,791
45,300	MS&AD Insurance Group Holdings (Insurance)	1,187,342
14,400	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	269,269
3,000	NGK Insulators Ltd. (Capital Goods)	45,706
82,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	440,352
7,600	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	395,585
2,500	Noevir Holdings Co. Ltd. (Household & Personal Products)	42,760
210,700	Nomura Holdings, Inc. (Diversified Financials)	1,648,036
7,400	Nomura Real Estate Holdings, Inc. (Real Estate)	182,706
22,500	NTT Data Corp. (Software & Services)	761,488
3,500	NTT Urban Development Corp. (Real Estate)	46,145
19,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	193,803
44,300	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,624,038
2,200	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	46,313
7,900	Showa Corp. (Automobiles & Components)	106,524
11,800	Softbank Corp. (Telecommunication Services)	819,481
2,700	Sony Financial Holdings, Inc. (Insurance)	49,605
43,500	Sumitomo Corp. (Capital Goods)	587,932
40,500	Sumitomo Electric Industries Ltd. (Capital Goods)	589,053
16,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	808,705
257,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,277,307
24,300	T&D Holdings, Inc. (Insurance)	301,737
35,000	Taiheiyo Cement Corp. (Materials)	153,050
3,200	Taikisha Ltd. (Capital Goods)	76,319
7,800	The Chugoku Electric Power Co., Inc. (Utilities)	124,143

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
98,300	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	$ 1,407,748
12,100	The Kansai Electric Power Co., Inc. (Utilities)*	155,655
11,700	Tohoku Electric Power Co., Inc. (Utilities)*	144,127
4,300	Tokio Marine Holdings, Inc. (Insurance)	140,976
18,000	Tokyo Tatemono Co. Ltd. (Real Estate)	165,497
4,000	Tokyu Land Corp. (Real Estate)	41,480
1,100	Topre Corp. (Automobiles & Components)	14,195
291,000	Toshiba Corp. (Capital Goods)	1,311,453
22,600	Toyota Industries Corp. (Automobiles & Components)	978,583
26,800	Toyota Motor Corp. (Automobiles & Components)	1,718,886
9,800	Tv Tokyo Holdings Corp. (Media)	172,633
2,900	Wacom Co. Ltd. (Technology Hardware & Equipment)	27,896
66,700	Yahoo Japan Corp. (Software & Services)	379,508

		45,662,749

Luxembourg – 0.7%
50,691	SES SA FDR (Media)	1,450,541

Netherlands – 5.5%
8,779	BinckBank NV (Diversified Financials)	80,433
36,703	DE Master Blenders 1753 NV (Food, Beverage & Tobacco)*	617,443
127,308	ING Groep NV CVA (Diversified Financials)*	1,444,561
97,863	Koninklijke Ahold NV (Food & Staples Retailing)	1,695,497
25,165	Randstad Holding NV (Commercial & Professional Services)	1,419,346
54,208	Royal Dutch Shell PLC Class A (Energy)	1,785,485
34,547	Royal Dutch Shell PLC Class B (Energy)	1,191,969
64,482	TNT Express NV (Transportation)	588,609
22,769	Unilever NV CVA (Food, Beverage & Tobacco)	869,017
32,145	Ziggo NV (Telecommunication Services)	1,302,588

		10,994,948

Norway – 1.5%
13,288	DNB ASA (Banks)	201,790
9,853	Fred Olsen Energy ASA (Energy)	437,420
47,005	Gjensidige Forsikring ASA (Insurance)	709,566
4,227	Kongsberg Gruppen AS (Capital Goods)	82,596
7,175	Statoil ASA (Energy)	162,967

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Norway – (continued)
64,455	Telenor ASA (Telecommunication Services)	$ 1,473,018

		3,067,357

Singapore – 0.9%
224,000	Cityspring Infrastructure Trust (Utilities)	83,927
56,504	DBS Group Holdings Ltd. (Banks)	739,673
80,000	Fortune Real Estate Investment Trust (REIT) (a)	66,017
3,000	Jardine Cycle & Carriage Ltd. (Retailing)	91,363
132,000	Singapore Telecommunications Ltd. (Telecommunication Services)	393,108
9,000	United Overseas Bank Ltd. (Banks)	148,454
69,000	UOL Group Ltd. (Real Estate)	338,752

		1,861,294

Spain – 4.2%
2,482	ACS Actividades de Construccion y Servicios SA (Capital Goods)	79,036
89,214	Amadeus IT Holding SA Class A (Software & Services)	3,163,276
70,257	Banco Bilbao Vizcaya Argentaria SA (Banks)	785,642
31,184	Banco Santander SA (Banks)	254,247
7,739	Bankinter SA (Banks)	41,682
72,980	Ferrovial SA (Capital Goods)	1,314,402
4,581	Gas Natural SDG SA (Utilities)	95,776
6,472	Grupo Catalana Occidente SA (Insurance)	196,813
93,447	Iberdrola SA (Utilities)	543,179
23,745	Mediaset Espana Comunicacion SA (Media)*(a)	273,503
65,213	Repsol SA (Energy)	1,616,867

		8,364,423

Sweden – 2.5%
4,588	Axfood AB (Food & Staples Retailing)	224,039
3,830	BioGaia AB Class B (Pharmaceuticals, Biotechnology & Life Sciences)	145,072
4,019	Hennes & Mauritz AB Class B (Retailing)	174,611
2,767	Modern Times Group AB Class B (Media)	144,385
216,928	Nordea Bank AB (Banks)	2,617,690
2,163	Oresund Investment AB (Diversified Financials)*	41,229
18,969	Swedbank AB Class A (Banks)	441,843
97,580	Tele2 AB Class B (Telecommunication Services)	1,247,448

		5,036,317

Shares	Description	Value
Common Stocks – (continued)
Switzerland – 6.6%
19,312	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 1,371,183
3,776	Basilea Pharmaceutica (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	325,692
3,524	EMS-Chemie Holding AG (Registered) (Materials)	1,247,020
5,140	Geberit AG (Registered) (Capital Goods)*	1,388,875
5,582	Kudelski SA (Technology Hardware & Equipment)	75,868
24	Lindt & Spruengli AG (Registered) (Food, Beverage & Tobacco)	1,141,151
9,857	Nestle SA (Registered) (Food, Beverage & Tobacco)	687,369
14,028	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,079,008
75,899	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	1,016,928
12,762	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,442,153
17,358	Swiss Re AG (Insurance)*	1,438,119

		13,213,366

United Kingdom – 17.4%
16,828	Aberdeen Asset Management PLC (Diversified Financials)	103,061
4,294	Admiral Group PLC (Insurance)	85,654
15,643	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	813,202
224,091	BAE Systems PLC (Capital Goods)	1,647,028
318,362	Barclays PLC (Banks)	1,360,576
50,377	BHP Billiton PLC (Materials)	1,481,905
6,399	Bodycote PLC (Capital Goods)	67,287
76,022	BP PLC ADR (Energy)	3,195,205
30,662	British American Tobacco PLC (Food, Beverage & Tobacco)	1,613,719
42,214	Centrica PLC (Utilities)	252,647
14,449	Cobham PLC (Capital Goods)	67,183
15,032	Diageo PLC (Food, Beverage & Tobacco)	477,829
78,621	easyJet PLC (Transportation)	1,624,597
58,626	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	2,941,266
8,886	Halfords Group PLC (Retailing)	56,597
36,733	Hammerson PLC (REIT)	297,797
29,113	Hansteen Holdings PLC (REIT)	46,632
400,437	HSBC Holdings PLC (Banks)	4,334,071
5,923	IG Group Holdings PLC (Diversified Financials)	55,495
30,387	IMI PLC (Capital Goods)	715,430

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
119,083	Intermediate Capital Group PLC (Diversified Financials)	$ 860,054
181,719	ITV PLC (Media)	515,639
141,972	Ladbrokes PLC (Consumer Services)	388,758
7,482	Lancashire Holdings Ltd. (Insurance)	93,025
21,898	Land Securities Group PLC (REIT)	325,498
93,620	Lavendon Group PLC (Capital Goods)	297,438
104,522	Mondi PLC (Materials)	1,763,655
30,742	National Grid PLC (Utilities)	363,143
9,667	Next PLC (Retailing)	807,715
810	Rank Group PLC (Consumer Services)	2,019
90,633	Rexam PLC (Materials)	706,267
9,999	Rio Tinto PLC (Materials)	488,081
25,482	Standard Chartered PLC (Banks)	610,491
12,330	TalkTalk Telecom Group PLC (Telecommunication Services)	48,148
25,386	Tetragon Financial Group Ltd. (Diversified Financials)	254,622
191,371	TUI Travel PLC (Consumer Services)	1,138,874
20,110	Unilever PLC (Food, Beverage & Tobacco)	781,882
116,562	Vodafone Group PLC ADR (Telecommunication Services)	4,100,651

		34,783,141

TOTAL COMMON STOCKS		$193,966,863

Preferred Stocks – 1.5%
Germany – 1.5%
14,255	Henkel AG & Co. KGaA (Household & Personal Products)	$ 1,469,091
16,330	Porsche Automobil Holding SE (Automobiles & Components)	1,425,505

TOTAL PREFERRED STOCKS		$ 2,894,596

Units	Description	Expiration Month	Value
Right* – 0.0%
Spain – 0.0%
70,257	Banco Bilbao Vizcaya Argentaria SA (Banks)	10/13	$ 9,600

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$196,871,059

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 0.1%
Goldman Sachs Financial Square Money Market Fund – FST Shares
291,451	0.058%	$ 291,451

TOTAL INVESTMENTS – 98.6%		$197,162,510

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		2,779,413

NET ASSETS – 100.0%		$199,941,923

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	100	December 2013	$3,894,855	$(11,017)
FTSE 100 Index	17	December 2013	1,769,482	(25,235)
Hang Seng Index	1	October 2013	147,520	(1,899)
MSCI Singapore Index	1	October 2013	57,694	(532)
SPI 200 Index	5	December 2013	609,067	(2,293)
TSE TOPIX Index	13	December 2013	1,582,430	16,084

TOTAL				$(24,892)

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$165,516,591

Gross unrealized gain	32,386,463
Gross unrealized loss	(740,544)

Net unrealized security gain	$31,645,919

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments —To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2013:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$1,232,786,434	$—		$—

Derivative Type
Liabilities
Futures Contracts(a)	$(309,062)	$—		$—
Written Options	(5,421,920)	—		—
Total	$(5,730,982)	$—		$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$—	$4,549,167	(b)	$—
Other	17,924,201	375,356,875	(b)	—
Total	$17,924,201	$379,906,042		$—

Derivative Type
Liabilities
Futures Contracts(a)	$(112,632)	$—		$—
Written Options	(2,690,279)	—		—
Total	$(2,802,911)	$—		$—

STRUCTURED TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$431,496,738	$—		$—
Securities Lending Reinvestment Vehicle	11,374,100	—		—
Total	$442,870,838	$—		$—

Derivative Type
Assets(a)
Futures Contracts	$5,625	$—		$—
Liabilities(a)
Futures Contracts	$(316,249)	$—		$—

STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$—	$413,117	(b)	$—
Other	10,237,122	186,220,820	(b)	—
Securities Lending Reinvestment Vehicle	291,451	—		—
Total	$10,528,573	$186,633,937		$—

Derivative Type
Assets(a)
Futures Contracts	$16,084	$—		$—
Liabilities(a)
Futures Contracts	$(40,976)	$—		$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 26, 2013

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date November 26, 2013

*	Print the name and title of each signing officer under his or her signature.